INVESTMENTS IN ASSOCIATES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Cash and cash equivalents	$ 234.2	$ 137.4		$ 187.6	$ 160.4
Non-current assets	977.4	1,069.0
Other current liabilities	(121.5)	(132.1)
Net assets	1,451.2	1,457.8
Hudson's share of the equity	636.9	572.4	[1]	$ 730.4	$ 687.9
NUANCE GROUP (CHICAGO) LLC
Disclosure of associates [line items]
Cash and cash equivalents	1.1	2.6
Other current assets	4.6	4.0
Non-current assets	2.8	3.0
Other current liabilities	(3.9)	(3.9)
Net assets	$ 4.6	$ 5.7
Proportion of Hudson's ownership	35.00%	35.00%		35.00%
Hudson's share of the equity	$ 1.6	$ 2.0
MIDWAY PARTNERSHIP LLC
Disclosure of associates [line items]
Cash and cash equivalents	1.9	1.4
Other current assets	3.1	2.7
Non-current assets	7.2	1.0
Other current liabilities	(2.4)	(2.9)
Net assets	$ 9.8	$ 2.2
Proportion of Hudson's ownership	50.00%	50.00%
Hudson's share of the equity	$ 4.9	$ 1.1
Associates
Disclosure of associates [line items]
Cash and cash equivalents	3.0	4.0
Other current assets	7.7	6.7
Non-current assets	7.3	4.0
Other current liabilities	(3.6)	(6.8)
Net assets	14.4	7.9
Hudson's share of the equity	$ 6.5	$ 3.1

[1]	Although the restructuring of Hudson took place on February 1, 2018, the respective consolidated statements of changes in equity is presented as of January 1, 2018.